Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Salaries and social security insurance	¥ 14.6	¥ 2.3